Basis of Presentation (Details Narrative) - Number	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of venues	1,219	2,639